Fair Value of Financial Instruments - Summaries of Fair Value Measurements and Hierarchy Level (Details) - Recurring - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Assets	$ 271,142	$ 1,437
Liabilities:
Liabilities	69,105	2,976	$ 3,870
Equity securities
Assets
Assets	500	375
Fixed maturity debt securities, including cash equivalents
Assets
Assets	233,193
Fixed maturity debt securities
Assets
Assets		657
Merger warrant liability
Liabilities:
Liabilities	26,667
Earnout shares
Liabilities:
Liabilities	42,438
Redeemable convertible preferred stock tranche obligation
Liabilities:
Liabilities		2,832	3,755
Historic warrants liability
Liabilities:
Liabilities		144
Stock warrants liability
Liabilities:
Liabilities		144	115
Money market funds
Assets
Assets	37,449	405	688
Level 1
Assets
Assets	37,949	1,026
Liabilities:
Liabilities	16,705
Level 1 | Equity securities
Assets
Assets	500	375
Level 1 | Fixed maturity debt securities
Assets
Assets		246
Level 1 | Merger warrant liability
Liabilities:
Liabilities	16,705
Level 1 | Money market funds
Assets
Assets	37,449	405	688
Level 2
Assets
Assets	233,193	411
Liabilities:
Liabilities	9,962
Level 2 | Fixed maturity debt securities, including cash equivalents
Assets
Assets	233,193
Level 2 | Fixed maturity debt securities
Assets
Assets		411
Level 2 | Merger warrant liability
Liabilities:
Liabilities	9,962
Level 3
Liabilities:
Liabilities	42,438	2,976	3,870
Level 3 | Earnout shares
Liabilities:
Liabilities	$ 42,438
Level 3 | Redeemable convertible preferred stock tranche obligation
Liabilities:
Liabilities		2,832	3,755
Level 3 | Historic warrants liability
Liabilities:
Liabilities		144
Level 3 | Stock warrants liability
Liabilities:
Liabilities		$ 144	$ 115